LEASE	13 Months Ended
Dec. 31, 2021
LEASE
Leases

14. LEASE

On June 30, 2021, the Company acquired Complexity (see Note 4(c)). Complexity leases a building in Frisco, Texas. The lease commenced on April 9, 2019 and expired in April 2029. The lease had a carrying amount of $3,656,573 at the date of acquisition of Complexity. The amortization charge during the period was $237,297.

The lease liability is measured at the present value of the lease payments that are not paid at the statement of financial position date. Lease payments are apportioned between interest expenses and a reduction of the lease liability using the Company’s incremental borrowing rate to achieve a constant rate of interest on the remaining balances of the liabilities. For the thirteen months ended December 31, 2021, the Company recognized $158,637 in interest expense related to its lease liabilities.

A reconciliation of the lease liabilities for the thirteen months ended December 31, 2021 is as follows:

December 31, 2021

Balance, beginning of period	$-
Acquisiton of Complexity	3,889,875
Cash outflows	(333,140)
Finance costs	158,637
Other comprehensive income due to foreign currency adjustment	88,068

$3,803,440
December 31, 2021

Lease Liability - current	$382,057
Lease Liability - non-current	3,421,383

$3,803,440